Above market acquired charters - Future amortization expense (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Above Market Acquired Charters
2021	$ 8,417
2022	8,371
2023	8,371
2024	8,326
2025	1,094
Total	$ 34,579	$ 46,275	$ 60,655